iShares
®
U.S. Energy ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Energy Equipment & Services  —  8 .5%
Baker Hughes Co. , Class A .................. 696,232 $ 32,151,994
Halliburton Co. .......................... 614,918 16,000,166
NOV, Inc. .............................. 270,176 3,904,043
Schlumberger N.V. ........................ 1,069,195 43,067,175
TechnipFMC PLC ........................ 295,264 8,872,683
Weatherford International PLC ................ 50,321 3,167,707
107,163,768
a
Oil, Gas & Consumable Fuels  —  89 .8%
Antero Midstream Corp. .................... 236,376 3,791,471
Antero Resources Corp.
(a)
................... 202,295 7,549,650
APA Corp. ............................. 252,357 5,534,189
Cheniere Energy, Inc. ...................... 158,512 35,451,209
Chevron Corp. ........................... 1,256,472 187,453,058
Chord Energy Corp. ....................... 42,853 4,818,820
Civitas Resources, Inc. ..................... 68,486 3,476,349
ConocoPhillips .......................... 916,500 90,577,695
Coterra Energy, Inc. ....................... 509,210 14,115,301
Devon Energy Corp. ....................... 434,493 14,816,211
Diamondback Energy, Inc. ................... 131,558 21,622,873
DT Midstream, Inc. ........................ 67,721 6,845,239
EOG Resources, Inc. ...................... 454,347 57,152,309
EQT Corp. ............................. 411,047 21,012,723
Expand Energy Corp. ...................... 160,875 16,344,900
Exxon Mobil Corp. ........................ 2,589,462 276,632,226
Hess Corp. ............................. 194,870 27,092,776
HF Sinclair Corp. ......................... 107,835 3,890,687
Kinder Morgan, Inc. ....................... 1,416,342 38,921,078
Marathon Petroleum Corp. .................. 242,316 35,307,864
Matador Resources Co. .................... 81,969 4,754,202
New Fortress Energy, Inc. , Class A ............. 55,621 834,315
Occidental Petroleum Corp. .................. 474,835 22,151,053
ONEOK, Inc. ............................ 446,413 43,377,951
Ovintiv, Inc. ............................. 183,642 7,753,365
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 456,371 $ 6,685,835
Phillips 66 .............................. 300,636 35,435,965
Range Resources Corp. .................... 165,330 6,123,823
Targa Resources Corp. ..................... 150,903 29,697,711
Texas Pacific Land Corp.
(b)
.................. 13,096 16,987,738
Valero Energy Corp. ....................... 220,211 29,288,063
Viper Energy, Inc. , Class A .................. 71,707 3,363,058
Williams Companies, Inc. (The) ............... 955,663 52,972,400
1,131,832,107
a
Semiconductors & Semiconductor Equipment  —  1 .5%
Enphase Energy, Inc.
(a)
..................... 91,898 5,723,407
First Solar, Inc.
(a)
......................... 74,365 12,457,625
18,181,032
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,079,326,067 ) ............................... 1,257,176,907
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 5,198,869 5,201,469
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 2,625,171 2,625,171
a
Total Short-Term Securities — 0.6%
(Cost: $ 7,826,640 ) .................................. 7,826,640
Total Investments — 100.4%
(Cost: $ 1,087,152,707 ) ............................... 1,265,003,547
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (5,053,612)
Net Assets — 100.0% ................................. $ 1,259,949,935
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,410,702  $ —  $ (1,206,367)
(a)
$ (1,090) $ (1,776) $ 5,201,469  5,198,869  $ 22,998
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,649,376  975,795
(a)
—  —  —  2,625,171  2,625,171  79,145  —
$ (1,090) $ (1,776)
$ 7,826,640
$ 102,143  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 29 03/21/25 $ 2,675 $ (74,713)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,257,176,907  $ —  $ —  $ 1,257,176,907
Short-Term Securities
Money Market Funds ...................................... 7,826,640  —  —  7,826,640
$ 1,265,003,547  $ —  $ —  $ 1,265,003,547
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (74,713) $ —  $ —  $ (74,713)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.